Taxes (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current liabilities	$ 383	$ 428
Non-current liabilities	1,284	1,723
REFIS liabilities	$ 1,667	$ 2,151
SELIC rate (in percentage)	10.50%	11.75%